As filed with the Securities and Exchange Commission on October 28, 2010

Registration Nos.: 2-71559
811-3162

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 36  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

  ACT OF 1940  ☒

  Amendment No. 37  ☒

Active Assets Tax-Free Trust

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b)

X	On October 29, 2010 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485.

  Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective

date for a previously filed post-effective amendment.

MORGAN STANLEY FUNDS

Active Assets — Money Trust
Tax-Free Trust
California Tax-Free Trust
Government Securities Trust

Fund	Ticker Symbol
Active Assets Money Trust	AAMXX

Active Assets Tax-Free Trust	AATXX

Active Assets California Tax-Free Trust	AACXX

Active Assets Government Securities Trust	AAGXX

Four different Money Market Funds offered to investors who have certain brokerage accounts with the Morgan Stanley channel of Morgan Stanley Smith Barney LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

October 29, 2010

Contents

Eligible Investors/Overview	1

Fund Summaries

Active Assets Money Trust

Investment Objectives	2

Fees and Expenses	2

Principal Investment Strategies	2

Principal Risks	2

Past Performance	3

Investment Adviser	3

Purchase and Sale of Fund Shares	3

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

Active Assets Tax-Free Trust

Investment Objective	5

Fees and Expenses	5

Principal Investment Strategies	5

Principal Risks	6

Past Performance	6

Investment Adviser	6

Purchase and Sale of Fund Shares	6

Tax Information	7

Payments to Broker-Dealers and Other Financial Intermediaries	7

Active Assets California Tax-Free Trust

Investment Objective	8

Fees and Expenses	8

Principal Investment Strategies	8

Principal Risks	9

Past Performance	9

Investment Adviser	10

Purchase and Sale of Fund Shares	10

Tax Information	10

Payments to Broker-Dealers and Other Financial Intermediaries	10

Active Assets Government Securities Trust

Investment Objectives	11

Fees and Expenses	11

Principal Investment Strategies	11

Principal Risks	11

Past Performance	12

Investment Adviser	12

Purchase and Sale of Fund Shares	12

Tax Information	13

Payments to Broker-Dealers and Other Financial Intermediaries	13

Details of the Funds

Additional Information about the Funds' Investment Objectives, Strategies and Risks	14

Active Assets Money Trust	14

Active Assets Tax-Free Trust	16

Active Assets California Tax-Free Trust	18

Active Assets Government Securities Trust	20

Portfolio Holdings	22

Fund Management	22

Shareholder Information

Pricing Fund Shares	23

How Are Fund Investments Made?	23

How Are Fund Shares Sold?	24

Distributions	24

Frequent Purchases and Redemptions	25

Tax Consequences	25

Additional Information	26

Financial Highlights	27

This Prospectus contains important information about the Funds. Please read it carefully and keep it for future reference.

Eligible Investors/Overview

Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund," and collectively, the "Funds") are four separate money market funds offered to investors who have certain brokerage accounts (the "Accounts") with the Morgan Stanley channel of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney"). (Morgan Stanley Smith Barney is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' "Investment Adviser.")

There are various account and service fees charged in connection with your Account. Please refer to the respective Account agreement for details. At any time, Morgan Stanley Smith Barney may change the fees charged and the services provided in connection therewith, as set forth in the Account agreements. Please speak to your Morgan Stanley Smith Barney Financial Advisor for more information.

morganstanley.com/im

Active Assets Money Trust

Investment Objectives

Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory fee	0.33%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual Fund operating expenses	0.53%
Fee waivers and/or expense reimbursements[1]	0.28%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements[1]	0.25%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

(1)  The Fund's distributor, its "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator are currently waiving all or a portion of the Fund's distribution fee, advisory fee and administration fee and/or reimbursing other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Investment Adviser seeks to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: commercial paper; corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; asset-backed securities; U.S. dollar-denominated foreign bank obligations; and repurchase agreements.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a

2

debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2010 was 0.01%.

Best Quarter (ended September 30, 2000): 1.55%

Worst Quarter (ended June 30, 2009): 0.00%

Average Annual Total Returns (as of December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Money Trust	0.03%	3.02%	2.85%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Investment Adviser

Morgan Stanley Investment Advisors Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 25 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Smith Barney Account, transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on the next day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 25 of this Prospectus.

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3

Selling Fund Shares You can sell (redeem) some or all of your Fund shares at any time by (i) writing a check against your Account, (ii) obtaining cash using your debit card or (iii) contacting your Morgan Stanley Smith Barney Financial Advisor.

There are several instances in which your Fund shares will be sold automatically. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Smith Barney will automatically process a redemption of Fund shares on the next business day equal to the net debit amount. In addition, if Morgan Stanley Smith Barney exercises its right to terminate your Account, then all of your Fund shares will be sold.

Your shares will be sold at the price calculated after the Fund receives instructions based on the steps discussed above, generally the next day. In the case of automatic sales, the sale price of the Fund's shares will be the share price next calculated after the Fund receives the order to sell shares from Morgan Stanley Smith Barney. For more information on the Fund's redemption procedures, please refer to the "How Are Fund Shares Sold?" section beginning on page 26 of this Prospectus.

Tax Information

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser and/or the Fund's distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Active Assets Tax-Free Trust

Investment Objective

Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory fee	0.25%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual Fund operating expenses	0.45%
Fee waivers and/or expense reimbursements[1]	0.17%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements[1]	0.28%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

(1)  The Fund's distributor, its "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator are currently waiving all or a portion of the Fund's distribution fee, advisory fee and administration fee and/or reimbursing other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund's share price at $1.00. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Investment Adviser or its affiliates.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and

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5

some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the "Tax Consequences" section beginning on page 25 of this Prospectus.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition, the Fund generally would bear its share of the investment company's fees and expenses.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2010 was 0.01%.

Best Quarter (ended December 31, 2000): 0.94%

Worst Quarter (ended December 31, 2009): 0.00%

Average Annual Total Returns (as of December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Tax-Free Trust	0.04%	1.99%	1.81%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Investment Adviser

Morgan Stanley Investment Advisors Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Smith Barney Account, transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on the next

6

day that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

Selling Fund Shares You can sell (redeem) some or all of your Fund shares at any time by (i) writing a check against your Account, (ii) obtaining cash using your debit card or (iii) contacting your Morgan Stanley Smith Barney Financial Advisor.

There are several instances in which your Fund shares will be sold automatically. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Smith Barney will automatically process a redemption of Fund shares on the next business day equal to the net debit amount. In addition, if Morgan Stanley Smith Barney exercises its right to terminate your Account, then all of your Fund shares will be sold.

Your shares will be sold at the price calculated after the Fund receives instructions based on the steps discussed above, generally the next day. In the case of automatic sales, the sale price of the Fund's shares will be the share price next calculated after the Fund receives the order to sell shares from Morgan Stanley Smith Barney. For more information on the Fund's redemption procedures, please refer to the "How Are Fund Shares Sold?" section beginning on page 24 of this Prospectus.

Tax Information

The Fund intends to make distributions that are normally exempt from federal income tax and subject to state income tax. Income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser and/or the Fund's distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

morganstanley.com/im

7

Active Assets California Tax-Free Trust

Investment Objective

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory fee	0.36%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual Fund operating expenses	0.55%
Fee waivers and/or expense reimbursements[1]	0.32%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements[1]	0.23%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

(1)  The Fund's distributor, its "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator are currently waiving all or a portion of the Fund's distribution fee, advisory fee and administration fee and/or reimbursing other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Investment Adviser seeks to maintain the Fund's share price at $1.00. The Investment Adviser generally invests substantially all of the Fund's assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, see the "Tax Consequences" section beginning on page 25 of this Prospectus.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a

8

bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Investment Adviser or its affiliates.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition, the Fund generally would bear its share of the investment company's fees and expenses.

•  California Municipal Securities Risks. As the Fund invests principally in municipal obligations issued by state and local governments and their agencies, the Fund is susceptible to political, economic, regulatory or other factors affecting issuers of California municipal obligations. The deterioration of California's fiscal situation heightens the risk of investing in California municipal obligations, including the risk of potential issuer downgrade, default, and bankruptcy. A credit rating downgrade, default, or bankruptcy of a few municipal security issuers could affect the market values and marketability of all California municipal obligations and the Fund's performance.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2010 was 0.01%.

Best Quarter (ended June 30, 2007): 0.79%

Worst Quarter (ended June 30, 2009): 0.00%

Average Annual Total Returns (as of December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets California Tax-Free Trust	0.02%	1.85%	1.58%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

morganstanley.com/im

9

Investment Adviser

Morgan Stanley Investment Advisors Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Smith Barney Account, transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on the next day that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

Selling Fund Shares You can sell (redeem) some or all of your Fund shares at any time by (i) writing a check against your Account, (ii) obtaining cash using your debit card or (iii) contacting your Morgan Stanley Smith Barney Financial Advisor.

There are several instances in which your Fund shares will be sold automatically. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Smith Barney will automatically process a redemption of Fund shares on the next business day equal to the net debit amount. In addition, if Morgan Stanley Smith Barney exercises its right to terminate your Account, then all of your Fund shares will be sold.

Your shares will be sold at the price calculated after the Fund receives instructions based on the steps discussed above, generally the next day. In the case of automatic sales, the sale price of the Fund's shares will be the share price next calculated after the Fund receives the order to sell shares from Morgan Stanley Smith Barney. For more information on the Fund's redemption procedures, please refer to the "How Are Fund Shares Sold?" section beginning on page 24 of this Prospectus.

Tax Information

The Fund intends to make distributions that are normally exempt from federal and California state income taxes to the extent they are derived from California municipal obligations. Income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser and/or the Fund's distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Active Assets Government Securities Trust

Investment Objectives

Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory fee	0.45%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.16%
Total annual Fund operating expenses	0.71%
Fee waivers and/or expense reimbursements[1]	0.52%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements[1]	0.19%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

(1)  The Fund's distributor, its "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator are currently waiving all or a portion of the Fund's distribution fee, advisory fee and administration fee and/or reimbursing other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund invests in high quality, short-term U.S. government securities. In selecting investments, the Investment Adviser seeks to maintain the Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S Treasury bills, notes and bonds; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by

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investing in the Fund. The principal risks of investing in the Fund include:

•  U.S. Government Securities. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2010 was 0.01%.

Best Quarter (ended December 31, 2000): 1.51%

Worst Quarter (ended June 30, 2009): 0.00%

Average Annual Total Returns (as of December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Government Securities Trust	0.01%	2.72%	2.57%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Investment Adviser

Morgan Stanley Investment Advisors Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts. There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Smith Barney Account, transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on days that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 23 of this Prospectus.

Selling Fund Shares. You can sell (redeem) some or all of your Fund shares at any time by (i) writing a check against your Account, (ii) obtaining cash using your debit card or (iii) contacting your Morgan Stanley Smith Barney Financial Advisor.

There are several instances in which your Fund shares will be sold automatically. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Smith Barney will automatically process a redemption of Fund shares on the next business day equal to the net debit amount. In addition,

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if Morgan Stanley Smith Barney exercises its right to terminate your Account, then all of your Fund shares will be sold.

Your shares will be sold at the price calculated after the Fund receives instructions based on the steps discussed above, generally the next day. In the case of automatic sales, the sale price of the Fund's shares will be the share price next calculated after the Fund receives the order to sell shares from Morgan Stanley Smith Barney. For more information on the Fund's redemption procedures, please refer to the "How Are Fund Shares Sold?" section beginning on page 24 of this Prospectus.

Tax Information

The Fund intends to make distributions that will generally be subject to federal income tax and depending on your state's rules, distributions attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Investment Adviser and/or the Fund's distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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Details of the Funds

Additional Information about the Funds' Investment Objectives, Strategies and Risks

Active Assets Money Trust

Investment Objectives

Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Investment Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Fund's investments include the following money market instruments:

■  Commercial paper.

■  Corporate obligations, including but not limited to commercial paper.

■  Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.

■  Certificates of deposit of savings banks and savings and loan associations.

■  Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities, including U.S. government securities guaranteed under the FDIC Temporary Liquidity Guarantee Program.

■  Asset-backed securities.

■  U.S. dollar-denominated money market instruments and other short-term obligations issued by foreign banks.

■  Repurchase agreements.

The Investment Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

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In pursuing the Fund's investment objectives, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

U.S. Government Securities. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. Government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Foreign Money Market Securities. The Fund may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Adviser determines they are of comparable quality to the Fund's U.S. investments, investing in

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securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. The Fund follows procedures that are designed to minimize such risks.

Active Assets Tax-Free Trust

Investment Objective

Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.

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The Fund's investments may include tender option bonds and custodial receipts. Additionally, the Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this Prospectus for more details.

The Investment Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Tender Option Bonds and Custodial Receipts. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

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Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Active Assets California Tax-Free Trust

Investment Objective

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Investment Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Investment Adviser generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this Prospectus for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

The Fund's investments may include tender option bonds and custodial receipts. Additionally, the Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

The Investment Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to

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maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state—California—and its municipalities. See –"California Municipal Securities Risks" below.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Tender Option Bonds and Custodial Receipts. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third party provider of the demand option, thus causing the bond or receipt to become illiquid.

Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

California Municipal Securities Risks. As the Fund invests principally in municipal obligations issued by state and local governments and their agencies, the Fund is susceptible to political, economic, regulatory or other factors affecting issuers of California municipal obligations. The deterioration of California's fiscal situation heightens the risk of investing in California municipal obligations, including the risk of potential issuer downgrade, default, and

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bankruptcy. A credit rating downgrade, default, or bankruptcy of a few municipal security issuers could affect the market values and marketability of all California municipal obligations and the Fund's performance.

Active Assets Government Securities Trust

Investment Objectives

Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund will invest in high quality, short-term U.S. government securities. The Fund's Investment Adviser, seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The U.S. government securities that the Fund may purchase include:

■  U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

■  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

■  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

■  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

■  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. Government.

The Investment Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

In addition, the Fund may invest in repurchase agreements.

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In pursuing the Fund's investment objectives, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

U.S. Government Securities. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements may involve a greater degree of credit risk.

The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. Government and expires on June 30, 2012. Therefore, the Fund will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. The Fund follows procedures that are designed to minimize such risks.

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Portfolio Holdings

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

Fund Management

Morgan Stanley Investment Advisors Inc.

The Investment Adviser is widely recognized as a leader in the mutual fund industry and, together with its affiliated asset management companies, had approximately $265.8 billion in assets under management or administration as of September 30, 2010.

Each Fund has retained the Investment Adviser—Morgan Stanley Investment Advisors Inc.—to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 522 Fifth Avenue, New York, New York 10036.

Each Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to each Fund, and for Fund expenses assumed by the Investment Adviser. This fee is based on each Fund's average daily net assets.

For the fiscal year ended June 30, 2010, each Fund accrued total compensation to the Investment Adviser as follows:

Fund	Investment Advisory Fee Accrued (as a percentage of the Fund's average daily net assets)
Active Assets Money Trust	0.33%
Active Assets Tax-Free Trust	0.25%
Active Assets California Tax-Free Trust	0.36%
Active Assets Government Securities Trust	0.45%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in each Fund's annual report to shareholders for the period ended June 30, 2010.

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Shareholder Information

Pricing Fund Shares

The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

How Are Fund Investments Made?

If you select a Fund as a sweep investment choice for your Account, transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on the next day that the NYSE and the Federal Reserve Bank of New York are open for business. Certain investors are unable to select Active Assets Money Trust or Active Assets Government Securities Trust as a sweep investment and certain investors may be restricted from selecting any Fund as a sweep investment. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. You may change your investment selection at any time by notifying your Morgan Stanley Smith Barney Financial Advisor. If you select a different Fund, your shares held in the previously designated Fund will automatically be sold and reinvested in shares of the newly selected Fund.

Morgan Stanley Smith Barney will review your Account activity on each business day to determine whether it has a cash balance as a result of any credits accrued or debits incurred that day. This review will take place once daily after the Fund's close of business even though your Account may have debits and credits posted throughout each business day. Any cash balance will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day.

Dividends are not earned until the next business day following the purchase of Fund shares. Fund purchases are determined as set forth above. Each Fund will effect orders to purchase shares on each day the NYSE is open. Orders to purchase shares must be received prior to 12:00 noon Eastern time. In the event that the NYSE closes prior to such time, orders must be received prior to such time. Orders received after such time will be processed the following business day.

Contacting a Financial Advisor

If you are new to the Morgan Stanley Funds and would like to contact a Morgan Stanley Smith Barney Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley Smith Barney office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com

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There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Plan of Distribution. Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How Are Fund Shares Sold?

Voluntary Sales. If you wish to sell all or some of your Fund shares, you may do so by:

a)  instructing your Morgan Stanley Smith Barney Financial Advisor to wire all Fund shares and transfer the redemption proceeds to your bank;

b)  writing a check against your Account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or

c)  obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals).

Sales of Fund shares will be processed on the date that the order is received by the Fund at the Fund's share price calculated that day.

Automatic Sales. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Smith Barney will automatically process a redemption of Fund shares on the next business day equal to the debit amount. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley Smith Barney is authorized to take the actions described in your client account agreement, and other applicable Account agreements and disclosures to cover outstanding debits.

In addition, if Morgan Stanley Smith Barney exercises its right to terminate your Account then all of your Fund shares will be sold.

Distributions

Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income

24

dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Adviser does not anticipate that there will be significant capital gain distributions.

Each Fund declares and reinvests income dividends, on each day the NYSE is open for business, to shareholders of record as of 12:00 noon Eastern time the preceding day. These distributions are distributed (or credited to your account) no later than the last business day of each month. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the transfer agent, Morgan Stanley Services Company Inc. ("Transfer Agent"), at least five business days prior to the record date of the distributions.

Frequent Purchases and Redemptions

Because, as money market funds, each Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of each Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Funds' Board of Trustees applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and redemptions of each Fund's shares. However, frequent trading by Fund shareholders can disrupt management of each Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.

Tax Consequences

As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust are normally subject to federal and state income tax, as ordinary income, when they are paid whether you take them in cash or reinvest them in Fund shares. Income dividends distributions from Active Assets Government Securities Trust are normally subject to federal income tax, as ordinary income, and depending on your state's rules, such distributions attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

25

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. However, the alternative minimum tax consequences discussed in this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

If a Fund makes any capital gain distributions, those distributions normally will be subject to federal and state income tax when they are paid, whether the shareholder receives them in cash or reinvests them in shares of a Fund. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund. Short-term capital gain distributions are taxed at ordinary income rates.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28% and is scheduled to increase to 31% after 2010). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

Additional Information

The Investment Adviser and/or the distributor may pay compensation (out of their own funds and not as an expense of the Funds) to certain affiliated or unaffiliated broker-dealers or other financial intermediaries or service providers in connection with the sale, distribution, marketing or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the net asset value or the price of the Funds' shares. For more information, please see the Funds' SAI.

26

Active Assets Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

For the Year Ended June 30,	2010		2009		2008		2007		2006
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.010		0.041		0.049		0.038
Less dividends from net investment income	(0.000	)(1)	(0.010)		(0.041)		(0.049	)(2)	(0.038	)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.97%		4.20	%(3)	4.99%		3.85%
Ratios to Average Net Assets:
Total expenses	0.27	%(4)(5)	0.50	%(4)(5)	0.47%		0.47%		0.44%
Net investment income	0.01	%(4)(5)	1.17	%(4)(5)	4.23%		4.88%		3.63%
Supplemental Data:
Net assets, end of period, in millions	$1,950		$2,372		$4,602		$7,979		$9,878

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The Adviser fully reimbursed the Fund for the loss incurred resulting from the disposal of an investment. Without this reimbursement, the total return was 4.05%.

(4)  Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.02% and 0.04% for the years ended 2010 and 2009, respectively.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2010	0.55%	(0.27)%
June 30, 2009	0.53	1.14

27

Active Assets Tax-Free Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

For the Year Ended June 30,	2010		2009		2008		2007	2006
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.000	(1)	0.008		0.026		0.032	0.025
Less dividends from net investment income	(0.000	)(1)(2)	(0.008	)(2)	(0.026	)(2)	(0.032)	(0.025)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	0.01%		0.79%		2.60%		3.22%	2.53%
Ratios to Average Net Assets:
Total expenses	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)	0.45%	0.47%
Net investment income	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)	3.19%	2.57%
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.01%		0.00	%(6)	—	—
Supplemental Data:
Net assets, end of period, in millions	$5,591		$7,160		$11,355		$6,154	$4,637

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.01% and 0.04% for the years ended 2010 and 2009, respectively.

(5)  If the Fund had borne all expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2010	0.46%	(0.16)%
June 30, 2009	0.45	0.83

(6)  Amount is less than 0.005%.

28

Active Assets California Tax-Free Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

For the Year Ended June 30,	2010		2009		2008		2007	2006
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.000	(1)	0.007		0.024		0.030	0.023
Less dividends from net investment income	(0.000	)(1)	(0.007	)(2)	(0.024	)(2)	(0.030)	(0.023)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	0.01%		0.66%		2.44%		3.02%	2.37%
Ratios to Average Net Assets:
Total expenses	0.25	%(3)(4)(5)	0.46	%(3)(4)(5)	0.50	%(3)	0.55%	0.59%
Net investment income	0.01	%(3)(4)(5)	0.75	%(3)(4)(5)	2.26	%(3)	2.99%	2.42%
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.01%		0.00	%(6)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$1,447,175		$1,896,900		$3,309,720		$1,785,497	$1,317,004

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.02% and 0.04% for the years ended 2010 and 2009, respectively.

(5)  If the Fund had borne all expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2010	0.57%	(0.31)%
June 30, 2009	0.54	0.67

(6)  Amount is less than 0.005%.

29

Active Assets Government Securities Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

For the Year Ended June 30,	2010		2009		2008		2007	2006
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.000	(1)	0.007		0.035		0.046	0.035
Less dividends from net investment income	(0.000	)(1)(2)	(0.007)		(0.035	)(2)	(0.046)	(0.035	)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	0.01%		0.69%		3.60%		4.71%	3.60%
Ratios to Average Net Assets:
Total expenses	0.21	%(3)(4)	0.61	%(3)(4)	0.65%		0.66%	0.61%
Net investment income	0.01	%(3)(4)	0.83	%(3)(4)	3.60%		4.62%	3.42%
Supplemental Data:
Net assets, end of period, in millions	$154		$176		$390		$484	$527

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.02% and 0.04% for the years ended 2010 and 2009, respectively.

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2010	0.73%	(0.51)%
June 30, 2009	0.72	0.72

30

Notes

31

Notes

32

Notes

33

Additional information about each Fund's investments is available in the Fund's Annual and Semiannual Report to Shareholders.

The Funds' Statement of Additional Information also provides additional information about the Funds. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of the Funds' Annual Report, Semiannual Report or Statement of Additional Information, to request other information about the Funds or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

You also may obtain information about each Fund by calling your Morgan Stanley Smith Barney Financial Advisor or by visiting our Internet site.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at: www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Funds' Investment Company Act File Nos. are:
Active Assets Money Trust	811-3159
Active Assets Tax-Free Trust	811-3162
Active Assets California Tax-Free Trust	811-6350
Active Assets Government Securities Trust	811-3165

MORGAN STANLEY FUNDS

Active Assets — Money Trust
Tax-Free Trust
California Tax-Free Trust
Government Securities Trust

Four different Money Market Funds offered to investors who have certain brokerage accounts with the Morgan Stanley channel of Morgan Stanley Smith Barney LLC

AAMPRO-00

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

Prospectus

October 29, 2010

STATEMENT OF ADDITIONAL INFORMATION

October 29, 2010

Active Assets
Money Trust

Active Assets
Tax-Free Trust

Active Assets
California
Tax-Free Trust

Active Assets
Government
Securities Trust

Fund	Ticker Symbol
Active Assets Money Trust	AAMXX

Active Assets Tax-Free Trust	AATXX

Active Assets California Tax-Free Trust	AACXX

Active Assets Government Securities Trust	AAGXX

This Statement of Additional Information ("SAI") is not a prospectus. The Prospectus dated October 29, 2010 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund," and collectively, the "Funds") may be obtained without charge from the Funds at their address or telephone number listed below.

The Funds' audited financial statements for the fiscal year ended June 30, 2010, including notes thereto, and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Funds' Annual Reports to Shareholders. Copies of the Funds' Annual Reports to Shareholders must accompany the delivery of this SAI.

Active Assets Money Trust

Active Assets Tax-Free Trust

Active Assets California Tax-Free Trust

Active Assets Government Securities Trust

522 Fifth Avenue

New York, New York 10036

(800) 869-NEWS

TABLE OF CONTENTS

I.	History of the Funds	4

II.	Description of the Funds and Their Investments and Risks	4

	A. Classification	4

	B. Investment Strategies and Risks	4

	C. Investment Objectives/Policies/Investment Restrictions	21

	D. Disclosure of Portfolio Holdings	26

III.	Management of the Funds	30

	A. Boards of Trustees	30

	B. Management Information	31

	C. Compensation	40

IV.	Control Persons and Principal Holders of Securities	42

V.	Investment Advisory and Other Services	42

	A. Investment Adviser and Administrator	42

	B. Principal Underwriter	44

	C. Services Provided by the Investment Adviser and Administrator	45

	D. Rule 12b-1 Plan	45

	E. Other Service Providers	48

	F. Codes of Ethics	48

	G. Proxy Voting Policy and Proxy Voting Record	48

	H. Revenue Sharing	49

VI.	Brokerage Allocation and Other Practices	49

	A. Brokerage Transactions	49

	B. Commissions	50

	C. Brokerage Selection	50

	D. Directed Brokerage	51

	E. Regular Broker-Dealers	51

VII.	Capital Stock and Other Securities	51

VIII.	Purchase, Redemption and Pricing of Shares	52

	A. Purchase/Redemption of Shares	52

	B. Offering Price	52

IX.	Taxation of the Funds and Their Shareholders	54

X.	Underwriters	57

XI.	Performance Data	57

XII.	Financial Statements	58

XIII.	Fund Counsel	58

Appendix A.	Proxy Voting Policy and Procedures	A-1

Glossary of Selected Defined Terms

The terms defined in this glossary are frequently used in this SAI (other terms used occasionally are defined in the text of the document).

"Administrator" or "Morgan Stanley Services" — Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

"Custodian" — State Street Bank and Trust Company

"Distributor" — Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Financial Advisors" — Morgan Stanley authorized financial services representatives.

"Fund" — Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered/no-load open-end investment company.

"Independent Trustees" — Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Funds.

"Investment Adviser" — Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

"Morgan Stanley & Co." — Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Morgan Stanley Funds" — Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

"Morgan Stanley Smith Barney" — Morgan Stanley Smith Barney LLC, a majority-owned broker-dealer subsidiary of Morgan Stanley.

"Transfer Agent" — Morgan Stanley Services Company Inc., a wholly-owned transfer agent subsidiary of Morgan Stanley.

"Trustees" — The Boards of Trustees of the Funds.

I. HISTORY OF THE FUNDS

Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of Active Assets California Tax-Free Trust, each Fund was organized on March 30, 1981. Active Assets California Tax-Free Trust was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

A. Classification

Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

Active Assets Money Trust —	high current income, preservation of capital and liquidity.

Active Assets Tax-Free Trust —	to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Active Assets California Tax-Free Trust —	to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Active Assets Government Securities Trust —	high current income, preservation of capital and liquidity.

B. Investment Strategies and Risks

The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' Prospectus titled "Principal Investment Strategies," "Principal Risks" and "Additional Information about the Funds' Investment Objectives, Strategies and Risks."

Repurchase Agreements. The Funds may invest in repurchase agreements. Currently, Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust do not invest in repurchase agreements. These agreements typically involve the acquisition by the Funds of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. With respect to Active Assets Government Securities Trust, such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency or instrumentality thereof. Active Assets Money Trust (but not Active Assets Government Securities Trust) may invest in repurchase agreements backed by collateral other than that set forth above. Such collateral will be, at the time the repurchase agreement is entered into, rated investment grade. A Fund will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 5% of the Fund's net assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Adviser, liquidity or other conditions warrant.

Variable Rate and Floating Rate Obligations. Each of the Funds may invest in variable rate and floating rate obligations. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

When-Issued and Delayed Delivery Securities. From time to time, each of the Funds other than Active Assets Money Trust may purchase eligible portfolio securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also earmark cash of liquid assets or establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

Borrowing. Each Fund, except for Active Assets Government Securities Trust, has an operating policy, which may be changed by the Funds' Boards of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Should the Boards of Trustees remove this operating policy, the Funds would be permitted to borrow money from banks in accordance with the Investment Company Act or the rules and regulations promulgated by the United States Securities and Exchange Commission ("SEC") thereunder. Currently, the Investment Company Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. Each Fund will only borrow when the Investment Adviser believes that such borrowings will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. Each Fund will maintain asset coverage in accordance with the Investment Company Act.

Borrowing by the Funds creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Fund shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage also may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

With respect to Active Assets Government Securities Trust, the Fund will not borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

In general, the Funds may not issue any class of senior security, except that the Funds may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Funds will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Funds earmark or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Loans of Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, each Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of each respective Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. Each Fund, other than Active Assets Government Securities Trust, may lend its portfolio securities up to 33 1/3% of the value of its total assets. Active Assets Government Securities Trust may lend its portfolio securities up to 10% of the value of its total assets.

Each Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receives a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but each Fund will retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan.

There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Investment Adviser to be creditworthy and when, in the judgment of the Investment Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' Boards of Trustees. Each Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Investment Strategies and Risks Applicable to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust Only

Lease Obligations. Included within the revenue bonds category in which Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Put Options. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from federal income tax and, with respect to Active Assets California Tax-Free Trust, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Adviser considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the Financial Industry Regulatory Authority or members of a national securities exchange. The Trustees have directed the Investment Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for federal income tax purposes.

Industrial Development and Pollution Control Bonds. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Taxable Securities. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest up to 20% of its total assets in taxable money market instruments including, with respect to Active Assets California Tax-Free Trust, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by Active Assets California Tax-Free Trust.

The types of taxable money market instruments in which Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the U.S. Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

Custodial Receipts. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Funds are not considered to be the owner of the underlying securities held in the custodial account, the Funds may suffer adverse tax consequences. As a holder of custodial receipts, the Funds will bear their respective proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds.  Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed-rate coupon and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds, and may collapse the tender option bond trust, in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Funds' average portfolio maturity. There is a risk that the Funds may not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Investment Strategies and Risks Applicable to Active Assets Government Securities Trust Only

Reverse Repurchase Agreements. Active Assets Government Securities Trust may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will earmark or establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.

Investment Strategies and Risks Applicable to Active Assets Money Trust Only

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporate debt obligations subject to any quality constraints set forth by the Rule under the Investment Company Act.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any of these instruments or variations.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies of instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries or repossessed collateral may not, in some cases, be available to support payments on those securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust, Active Assets Money Trust and/or Active Assets Tax-Free Trust only

Investment Company Securities. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including exchange-traded funds. Each Fund, except for Active Assets Government Securities Trust, may invest in investment company securities, including money market funds, as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act, as amended from time to time. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund's total assets in any one investment company, and no more than 10% in any combination of investment companies. To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

Each Fund, except for Active Assets Government Securities Trust, may invest all or some of its short-term cash investments in money market funds advised or managed by the Investment Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests. This may result in a Fund bearing some additional expenses.

Private Placements and Restricted Securities. As a non-fundamental policy, which may be changed by the Trustees, each Fund, except for Active Assets Government Securities Trust, may invest up to 5% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable, including commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act. (With respect to these Funds, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Rule 144A permits the above-listed Funds to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 5% of a Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent a Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust only

Special Risk Considerations Relating to California Municipal Obligations. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in California municipal obligations. The portfolio of the Fund may include obligations issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal obligations"). In addition, the specific California municipal obligations in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal obligations. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal obligations may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal obligations, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of the State. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of such obligations acquired by the Fund to pay interest on or principal of such obligations. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no assurance on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal obligations.

General Economic Conditions

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The relative proportion of the various components of the State's economy closely resembles the make-up of the national economy, and, as a result, events which negatively affect such industries may have a similar impact on the State and national economies. The State's population of about 39 million represents about 12% of the total United States population. The State's population is concentrated in metropolitan areas.

The State experienced an economic recession which began in the first quarter of 2008 and is believed to have ended at some point in the second half of 2009. Certain economic indicators show that the State's economy was hit harder by the recession than the economies of most other states. However, there are some signs that economic growth in California improved during the second half of 2009 and the early months of 2010. For example, personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009 and the first quarter of 2010. Additionally, after falling for six consecutive quarters, taxable sales grew in the third and fourth quarters of 2009 and the first quarter of 2010. However, the State's unemployment rate has increased from 5.9 percent in January 2008 to 12.3 percent in July 2010. In comparison, the national unemployment rate was 9.5 percent in July 2010.

The State's housing sector is showing some signs of recovery. Existing home sales stabilized around the half-million unit rate (seasonally-adjusted and annualized) and the median sales price rose by 23% from May 2009 to May 2010, bringing the median price of these homes to approximately $324,000. Unsold inventory trended downward in 2009, as did the number of days needed to sell a home. However, additional foreclosures may result from the resetting of rates on adjustable rate mortgages between 2010 and 2012, the commencement of amortization during the same period on mortgages that were previously in an interest-only mode, and the expiration of the mortgage foreclosure relief program. The impact of the resetting may be mitigated by the resets being spread out over multiple years, and may be further mitigated if mortgage interest rates remain low.

Home building permitting, which suffered a long, steady three-year decline starting in 2006, bottomed out early in 2009 and increased on a year-over-year basis at the start of 2010, but at a very low level. Made-in-California exports were down 17% in 2009, with large decreases in technology, transportation, and machinery exports contributing to the decline. However, with global economic conditions improving, State exports increased 19% year-over-year in the first quarter of 2010.

The economic forecasts of the Department of Finance, the Legislative Analyst's Office ("LAO"), and the State Controller are prepared using national economic activity forecasts; major national and California economic indicators; revenue estimates; legislative, judicial and administrative changes; and recent cash results.

General Risks

Many complex political, social, and economic forces influence the State's economy and finances. Such forces may affect the State's budget unpredictably from fiscal year to fiscal year. For example, the 2010 Budget Act is based on forecasts of national and State economic activity. Because they are based on currently available information and various assumptions, economic forecasts have frequently failed to predict accurately the timing and magnitude of changes to the national and State economies. These include discrete and cyclical events. The State budget also relies on estimates and assumptions concerning Federal aid, Federal and State law changes (and the absence thereof), and audit activity, which may be inaccurate and are subject to change.

Recent market events have resulted in a high degree of uncertainty and volatility in the financial markets and overall economy. While market participants' original concerns centered on the subprime mortgage sector, these concerns have expanded to include a wide range of financial institutions, markets and sectors. In addition, inflationary pressures could come from various sources. Possible sources include rising energy and other commodity prices, lower productivity growth, a weaker dollar or tighter labor market. Higher inflation, in turn, might induce the Federal Reserve to raise its short term interest rate target, restraining economic growth. Additionally, a stronger dollar and weak global economy could negatively affect the State's export-related and tourism industries. On the other hand, greater than projected energy price declines or global growth could result in stronger economic growth. All these events could affect the State economy.

Such risks and uncertainties, if they were to materialize, could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

State Government

The State Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State voters may directly influence State government through the initiative, referendum and recall processes.

Local Governments

The primary units of local government in California are the counties, which range in population from approximately 1,100 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

Subsequent to the adoption of Proposition 13, the State provided aid to local governments from the General Fund; however, during the recession of the early 1990s, the State Legislature eliminated most components of aid to local government entities but provided additional revenue sources, such as sales taxes, and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 dramatically changed the State-local fiscal relationship. These statutory and Constitutional changes implemented an agreement negotiated between the Governor and local government officials (the "state-local agreement") in connection with the 2004 Budget Act. One such change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax they receive.

Pursuant to statutory changes made in conjunction with the initial 2009 Budget Act, the VLF rate increased from 0.65% to 1.15% effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund, and 0.15% supports various law enforcement programs previously funded by the State General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

As part of the state-local agreement, Proposition 1A was approved by voters at the November 2004 election. Proposition 1A amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales and VLF revenues as of November 3, 2004. The State is currently able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and the amount borrowed is required to be paid back within three years. The State also is not able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. If the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate will be suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass State action that transfers financial responsibility to cities, counties and special districts for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

State Finances

The moneys of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and is not required by law to be credited to any fund and earnings from the investment of State moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State.

The following is a summary of the State's major revenue sources:

•  Personal Income Tax. The California personal income tax, modeled after the federal income tax laws, accounts for a significant portion of General Fund tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may be subject to an alternative minimum tax ("AMT"), similar to the federal AMT. In addition, Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxpayers with taxable income over $1 million in addition to the 9.55% rate. The proceeds of the tax surcharge are required to be used to expand county mental health programs. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8% of General Fund revenues and transfers in 2000-01. The May Revision to the 2010 Budget Act (discussed in greater detail below) projects that capital gains will account for 3.6% of General Fund revenues and transfers in fiscal year 2009-10 and 5.8% in fiscal year 2010-11.

•  Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. As of May 1, 2010, the breakdown of the base state and local sales tax rate of 8.25% was as follows: 6% imposed as a State General Fund tax (this tax rate is scheduled to return to 5% on July 1, 2011); 0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund); 0.5% dedicated to local governments for public safety services (Local Public Safety Fund); 1% local tax imposed under the

Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund to repay the State's economic recovery bonds. Senate Constitutional Amendment No. 4, approved by the voters as Proposition 1A in the November 2004 election, amended the State of California's Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by restricting the State of California from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.

•  Corporation Tax. The State's corporate tax revenue is derived from franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.

•  Insurance Tax. The majority of insurance written in California, subject to certain exceptions, is subject to a 2.35% gross premium tax.

•  Estate Tax; Other Taxes. The California estate tax is based on the State death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State estate tax was eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. After December 31, 2010 the federal estate tax will be reinstated along with the State estate tax, unless future federal legislation is enacted to make the provisions eliminating the tax permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

State Budget Process

The State's fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates for both the current and budget years to the Legislature. This update process is referred to as the May Revision. The Budget Act, which follows the May Revision, must be approved by a two-thirds majority vote of each House of the Legislature.

Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

The Balanced Budget Amendment ("Proposition 58") beginning with fiscal year 2004-2005 requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. For example, if after passage of the Budget Act the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The Governor declared several such fiscal emergencies in 2008, 2009, and 2010 and called the Legislature into various special sessions to address the recent current budget shortfall. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues) and Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services).

Current State Budget

The 2010-11 Governor's Budget, released on January 8, 2010, identified an estimated $19.9 billion budget gap by the end of fiscal year 2010-11. At the time, the budget gap was comprised of a projected fiscal year 2009-10 shortfall of $6.6 billion, a projected fiscal year 2010-11 shortfall of $12.3 billion and a reserve of $1 billion.

For fiscal year 2009-10, the Governor's Budget proposed $1.2 billion of General Fund solutions, including approximately $893 million of savings related to various actions that would reduce Proposition 98 spending on K-14 education. For fiscal year 2010-11, the Governor's Budget proposed $18.7 billion of additional solutions, including approximately $7.8 billion of solutions requiring either funding or the flexibility to change programs from the federal government and $6.6 billion of expenditure-related solutions for which federal approval generally is not required. Also proposed were $4.3 billion in other fiscal year 2010-11 solutions — mainly shifts of various State funds to other purposes and the Governor's proposed funding shift related to transportation programs.

On January 12, 2010, the LAO released its analysis of the 2010-11 Governor's Budget (the "January LAO Report"). The January LAO Report expressed caution regarding the 2010-11 Governor's Budget due to certain risks, including the improbability of the United States Legislature agreeing to all of the Governor's requests for federal funds, and commented that the California Legislature needs to operate on the assumption that federal government relief will total billions of dollars less than what the 2010-11 Governor's Budget assumes.

Concurrently with the submission of the 2010-11 Governor's Budget, the Governor declared a fiscal emergency and called the Legislature into a fiscal emergency special session. The nature of the fiscal emergency was the projected budget imbalance for fiscal year 2009-10 and the projected insufficient cash reserves and budgetary and cash deficits in fiscal year 2010-11. The Governor proposed solutions for action in the special session that, if implemented, were estimated to close $8.9 billion of the projected $19.9 billion budget gap.

The special session of the State Legislature was held in February 2010. The solutions adopted in the special session addressed approximately $1.4 billion of the initially projected $19.9 billion gap. The largest of the adopted solutions was to be achieved through legislation intended to reduce the sales tax on gasoline and replace it with a higher excise tax, a portion of which would be applied to offset General Fund costs for certain transportation expenses. In addition to those savings, the Legislature approved approximately $2.1 billion of additional savings which was intended to be obtained through expenditure reductions accomplished through appropriations targeted in fiscal year 2010-11. These intended reductions principally involved prison healthcare costs and employee compensation savings. On March 8, 2010, the Governor vetoed this $2.1 billion savings package, stating that the bill did not sufficiently address immediate spending reductions.

According to the May Revision to the 2010 Budget Act (the "2010 May Revision"), released on May 14, 2010, the solutions adopted in the special session, combined with additional federal funds and administrative actions, addressed approximately $2.1 billion of the initially projected $19.9 billion gap. Further reduced revenue estimates ($0.6 billion) and higher expenditure estimates ($0.7 billion) projected in the May 2010 Revision added about $1.3 billion to the gap. With all of these adjustments, the May 2010 Revision projected a budget gap of $19.1 billion. In addition, the May 2010 Revision projected General Fund revenues and transfers for fiscal year 2010-11 at $91.5 billion and General Fund expenditures for fiscal year 2010-11 at $83.4 billion.

On May 18, 2010, the LAO released its analysis of the 2010 May Revision (the "May LAO Report"). The May LAO Report noted that the May Revision assumes a more reasonable level of increased federal aid ($3.4 billion) than the initial 2010-11 Governor's Budget, although the report cautioned that even that amount remains uncertain. The May LAO Report also noted that the May Revision included major spending reduction proposals that were not included in the Governor's base budget package in January. For example, the May Revision would eliminate State funding for need-based, subsidized child care. Still, the May LAO Report cautioned that even if the State Legislature approved all these cuts and realized the savings assumed by their passage, a multibillion dollar operating deficit would continue to persist in the years to come.

The 2010-11 Budget Act, passed by the Legislature a record 100 days late and signed by the Governor on October 8, 2010, attempts to address a projected budget gap of $17.9 billion between General Fund resources and expenditures. Actions to address the gap include $7.8 billion of expenditure-related solutions (including ongoing and temporary cost or service reductions); $5.4 billion of new federal funding (most of which had not, at the time of the 2010-11 Budget Act's signing, been approved by Congress); $3.3 billion of revenue actions (including $1.4 billion in higher assumed baseline State revenues); and $2.7 billion of largely one-time loans, transfers, and funding shifts. If all of the assumptions in the package are met, it is projected that the State would be left with a $1.3 billion General Fund reserve at the end of 2010-11.

On October 12, 2010, the LAO released its analysis of the 2010-11 Budget Act (the "October LAO Report"). The October LAO Report noted that the 2010-11 Budget Act includes legislation proposed by the Governor to decrease pension benefits for State employees hired in the future and places a measure on a future State ballot that is intended to stabilize State finances in the future by increasing amounts deposited to the State's rainy-day fund in certain years. The LAO opined that while these changes would help the State's longer-term fiscal situation, they would have little effect in the shorter term and estimated that California will continue to face sizable annual budget problems in fiscal year 2011-12 and beyond.

The deterioration of the State's fiscal situation increases the risk of investing in California municipal obligations, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal obligations, and the Fund's returns, will experience greater volatility. Between July and January 2010, three major rating organizations downgraded California's general obligation bond rating. In April 2010, two of those three rating organizations raised the State's general obligation bond rating, although these upward revisions reflected a recalibration of certain public finance ratings and did not reflect a change in credit quality of the issue or issuer. Further downgrades of California's general obligation bond rating could result in a reduction in the market value of the California municipal obligations held by the Fund, which could negatively impact the Fund's returns and/or the distributions paid by the Fund.

Recently, many municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

The above discussion of the State's budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

State Indebtedness and Other Obligations

The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. Current State debt obligations include:

•  General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund.

Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of May 1, 2010, the State had outstanding approximately $78.4 billion aggregate principal amount of long-term general obligation bonds, of which approximately $68.9 billion were payable primarily from the State's General Fund, and approximately $9.5 billion were self-liquidating bonds payable first from other special revenue funds. As of May 1, 2010, there were unused voter authorizations for the future issuance of approximately $42.9 billion long-term general obligation bonds, some of which may first be issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable first from other revenue sources.

Legislation enacted November 4, 2009 authorizes submission to the voters at the statewide election on November 2, 2010 of a ballot measure to approve the issuance of approximately $11.1 billion in general obligation bonds for a wide variety of purposes relating to improvement of the State's water supply systems, drought relief, and groundwater protection. The bill specifies that not more than one-half of the bonds may be sold before July 1, 2015. In August 2010, the Legislature voted to postpone the vote on the measure until November 2012.

•  Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $1.5 billion in aggregate principal and interest commitments outstanding at any time. This amount may be increased or decreased in the future. As of May 7, 2010, approximately $1.3 billion aggregate principal amount of general obligation commercial paper notes were outstanding.

•  Lease-Purchase Obligations. The State builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California, or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $10.1 billion in lease-revenue obligations outstanding as of May 1, 2010. The State Public Works Board, which is authorized to sell lease-revenue bonds, had approximately $9.8 billion authorized and unissued as of May 1, 2010.

•  Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $56 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2009.

•  Build America Bonds. In February 2009, the U.S. Congress enacted certain new municipal bond provisions as part of the American Recovery and Reinvestment Act (the "ARRA"). One provision of the ARRA allows municipal issuers such as the State to issue Build America Bonds ("BABs") for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease revenue bonds are deposited into a fund which is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the Internal Revenue Service as a refund of a tax credit and such refund may be offset by the Department of the Treasury by any liability of the State payable to the federal government, including in respect of any internal revenue tax (including any interest and penalties), past due child support, past due and legally enforceable debt due federal agencies, unemployment compensation debts, and past due legally enforceable State income tax debts.

Starting in April 2009 and through April 30, 2010, the State issued a significant amount of BABs, including approximately $10.4 billion of general obligation bonds and $551 million of lease-revenue bonds. The Obama Administration has proposed making the BABs program permanent, although at a lower subsidy rate for future issuances. A bill introduced in the U.S. Senate in September 2010 would extend the BAB program by one year at a reduced 32% subsidy. As of October 2010, this proposal had not been acted on by the U.S. Senate.

•  Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance and other General Fund obligations. Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sale and use tax starting July 1, 2004. In addition, the economic recovery bonds are secured by the State's full faith and credit; however, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. The State has issued approximately $10.9 billion principal amount of economic recovery bonds, resulting in the deposit of net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year (of which, for budgetary purposes, approximately $9.2 billion was applied to the 2002-03 fiscal year and approximately $2.0 billion was applied to offset fiscal year 2004-05 General Fund expenditures). In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor's Budget, the State issued approximately $3.2 billion of economic recovery bonds on February 14, 2008, generating net proceeds of approximately $3.3 billion which were transferred to the General Fund. This represented the last economic recovery bonds which can be issued under Proposition 57, except for any refunding bonds which may be issued in the future. The State of California Department of Finance has determined that the full $15 billion voter authorization can not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.

Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues ("SSTRs") collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level which did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. This resulted in downgrades of the ratings of the ERBs and would have required debt service to be paid from reserve funds for at least some period of time. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.4 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have been raised to levels above the State's general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of economic recovery bonds: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of surplus State property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in a Budget Stabilization Account ("BSA") created by the California Balanced Budget Act. As of January 2010, funds from these sources have been used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06 through 2009-10, including $1.495 billion which was transferred from the BSA in fiscal year 2006-07 ($472 million) and fiscal year 2007-08 ($1.023 billion).

•  Tobacco Settlement Revenue Bonds. In 1998 the state signed a settlement agreement (the "Master Settlement Agreement" or "MSA") with four major cigarette manufacturers (the "participating manufacturers" or "PMs"). Under the MSA, the PMs agreed to make payments to the State in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the participating manufacturers will be paid to the State and half to local governments. The specific amount to be received by the state and local governments is subject to adjustment. The MSA allows reduction of the participating manufacturers' payments for decreases in cigarette shipment volumes by the participating manufacturers, payments owed to certain "Previously Settled States" and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

State law enacted in 2002 (the "Tobacco Securitization Law") authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a "back-up state guaranty" that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the "2003 Bonds") produced about $4.75 billion in proceeds which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up state guaranty was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the "2005 Refunding Bonds"). The back-up state guaranty now applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs' payments under specified conditions relating to the loss of market share to non-participating manufacturers ("NPMs"). This potential reduction is called an "NPM adjustment." The State disputes the PMs' right to an NPM adjustment for any year. The MSA also allows the PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs' assertion of their right to receive an NPM adjustment as is reflected in the table below. Nevertheless, the annual amount of tobacco settlement revenues received to date has been in excess of the required debt service payments.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination compelling the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.

•  Flood Litigation Settlement. In 2005, the state settled a lawsuit arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the state to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the Legislature. The Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a "debt" of the state for any legal or constitutional purposes.

•  Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs including each fiscal year from 2004-05 to 2009-10. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments. "Priority payments" are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the Constitution of the State); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the state; (iii) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to California Government Code Sections 16310 or 16418; and (iv) pay state employees' wages and benefits, state payments to pension and other state employee benefit trust funds, state Medi-Cal claims, and any amounts determined by a court of competent jurisdiction to be required to be paid with state warrants that can be cashed immediately.

Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease-revenue bonds. This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $79 billion, while still leaving authorized and unissued about $51 billion of such bonds as of May 1, 2010. In order to address the expenditure needs for these new authorizations, along with those which existed before 2006, the State has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease-revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease-revenue bonds that may be approved. Disruptions in financial markets and uncertainties about the State's budget condition caused significant disruptions in the state's bond issuance program during fiscal year 2008-09. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, it issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the state's history (excluding ERBs). A few weeks later, the state took advantage of the BAB program to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. A significant part of the over $13 billion of bonds issued in the spring of 2009 was used to retire internal borrowings used to fund construction projects, which had built up because of the long hiatus in bond issuance. An additional $6.546 billion of tax-exempt and taxable general obligation bonds ($2.66 billion BABs) were issued in the fall of 2009, together with $1.549 billion of lease-revenue bonds ($250 million BABs). The combination of unusual circumstances resulted in public offerings of a record $19.7 billion of general obligation bonds during calendar year 2009. Through May 31, 2010, the state has issued $5.9 billion of general obligation bonds and $721 million of lease-revenue bonds in calendar year 2010.

Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations which may occur, the State Treasurer has estimated that the aggregate amount of outstanding debt supported by the General Fund, including general obligation, lease revenue, and Proposition 1A bonds, based on current voter and legislative authorizations, is estimated to peak at approximately $111.3 billion by fiscal year 2014-15, compared to the current outstanding amount of about $80.8 billion. The annual debt service costs on this amount of debt is estimated by the State Treasurer to increase to approximately $9.9 billion in fiscal year 2012-13 compared to approximately $6.1 billion budgeted in fiscal year 2009-10. The projected amounts for fiscal year 2010-11 through 2011-12 include the interest, and for fiscal year 2012-13, the interest and principal payable on the $1.90 billion of bonds issued in connection with Proposition 1A of 2004. After fiscal year 2012-13, projected peak debt service is $9.97 billion in fiscal year 2017-18. (These estimates do not include ERBs or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund.

Other Considerations

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. The State's and municipal issuers' outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

C. Investment Objectives/Policies/Investment Restrictions

Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund and (b) a "taxable security" is any security the interest on which is subject to federal income tax.

Active Assets Money Trust

Active Assets Money Trust will:

1. Seek high current income, preservation of capital and liquidity.

Active Assets Money Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

3. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

4. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Underwrite securities of other issuers.

8. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets Money Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Invest more than 5% of its net assets or such other amount as may be permitted by SEC guidelines in illiquid securities, including restricted securities that have been deemed illiquid.

(d) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets Money Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed).

Active Assets Tax-Free Trust

Active Assets Tax-Free Trust will:

1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Active Assets Tax-Free Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or to investments in bank obligations.

3. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

4. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provision of the Investment Company Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets Tax-Free Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets Tax-Free Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

Active Assets California Tax-Free Trust

Active Assets California Tax-Free Trust will:

1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Active Assets California Tax-Free Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

3. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment

Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets California Tax-Free Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest in assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets California Tax-Free Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed).

Active Assets Government Securities Trust

Active Assets Government Securities Trust will:

1. Seek high current income, preservation of capital and liquidity.

Active Assets Government Securities Trust will not:

1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin.

5. Write or purchase put or call options.

6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests.

8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements.

9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

With respect to the above restrictions, "investments in bank obligations" refer to obligations of U.S.-regulated banks (including domestic branches of foreign banks).

D. Disclosure of Portfolio Holdings

The Funds' Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Funds' and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Funds. Consideration includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Funds have a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning each Fund's portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, will be posted on its public website five business days after the end of each month. Also, effective December 7, 2010, each Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The SEC will make Form N-MFP filings publicly available on its website two months after the filing and a link to the SEC filing will be posted on the Funds' website.

The Funds provide a complete schedule of portfolio holdings for the second and fourth fiscal quarters in their semiannual and annual reports, and for the first and third fiscal quarters in their filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Funds may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Funds and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Funds without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of a Fund in exchange for their pro rata share of the securities held by that Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of a Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Funds may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Funds may disclose portfolio holdings to transition managers, provided that the Funds have entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Investment Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about the Funds' portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with each Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or each Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to each Fund's Board of Trustees, or designated committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

The Investment Adviser and/or each Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers

RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)

FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)

State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)

Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end

Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end

Standard & Poor's(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag

Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end

Consultants and Analysts

Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Citigroup(*)	Complete portfolio holdings	Quarterly basis(5)	At least one day after quarter end

Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end

CTC Consulting, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively

Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end

Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Hewitt EnnisKnupp(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end

Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Russell Investment Group/Russell/ Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, repectively

Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end

Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Portfolio Analytics Providers

FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)  The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)  Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)  This information will also be provided upon request from time to time.

(6)  Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Investment Adviser or each Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently these persons include (i) each Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and each Fund's Board of Trustees (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

In no instance may the Investment Adviser or the Funds receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

(a) The PHRC, which will consist of executive officers of each Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

(b) The PHRC will periodically review and have the authority to amend as necessary each Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

(c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor or any affiliated person of the Funds, the Investment Adviser or the Distributor, on the other.

(d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

(e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The

PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUNDS

A. Boards of Trustees

General.  The Boards of Trustees of each of the Funds (collectively, the "Board") oversees the management of each Fund, but does not itself manage each Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

Trustees and Officers. The Board of Trustees of Active Assets Government Securities Trust consists of five Trustees. The Board of Trustees of Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Nine Trustees in the case of Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust and all of the Trustees in the case of Active Assets Government Securities Trust have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other Trustee (the "Interested Trustee") is affiliated with the Investment Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of each Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of each Fund's activities and associated risks. The Board of Trustees has established four standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. The Audit Committee and the Governance Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of each Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

In addition, appropriate personnel, including but not limited to each Fund's Chief Compliance Officer, members of each Fund's administration and accounting teams, representatives from each Fund's independent registered public accounting firm, each Fund's Treasurer and portfolio management personnel, make regular reports regarding each Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to each Fund and engages in discussions with appropriate parties relating to each Fund's operations and related risks.

B. Management Information

Independent Trustees. Each Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of each Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing each Fund and protecting the interests of shareholders. Information about each Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Independent Trustees of each Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2009) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Independent Trustees†:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (65)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004); Served as Chief of Naval Personnel (July 1994-September 1996); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	162	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	164	Director of various business organizations.

Kathleen A. Dennis (57)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	162	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	164	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor funds); CFO of the J. Paul Getty Trust.	165	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Michael F. Klein (51)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	162	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Boards and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	164	None.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
W. Allen Reed (63)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	162	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation. Formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	165	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Funds, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2009) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee†:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (61)† c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	163	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (48) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Money Market and Liquidity Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (37) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two New Jersey, NJ 007311	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Investment Adviser and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of each of the Funds: Joanne Antico, Joseph C. Benedetti, Daniel E. Burton, Tara A. Farrelly and Edward J. Meehan.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in each of the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2009, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Funds (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2009)
Independent
Frank L. Bowman(1)	None	over $100,000
Michael Bozic	over $100,000(2)	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	None	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed(1)	None	over $100,000
Fergus Reid(1)	None	over $100,000
Interested
James F. Higgins	over $100,000(3)	over $100,000

(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

(2)  Active Assets Tax-Free Trust.

(3)  Active Assets Money Trust.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of each Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of each Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and reviewing the valuation process. Each Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee for Active Assets Government Securities Trust are Joseph J. Kearns and Michael E. Nugent. The members of the Audit Committee for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Funds' Audit Committee is an "interested person," as defined under the Investment Company Act, of each Fund (with such disinterested Trustees being

"Independent Trustees" or individually, "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the New York Stock Exchange, Inc. ("NYSE"). The Chairperson of the Audit Committee of each Fund is Joseph J. Kearns.

The Board of Trustees also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Funds' Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Funds' Board with respect to Board composition, procedures and committees, develops and recommends to the Funds' Board a set of corporate governance principles applicable to the Funds, monitors and makes recommendations on corporate governance matters and policies and procedures of the Funds' Board of Trustees and any Board committees and oversees periodic evaluations of the Funds' Board and its committees. All members of the Governance Committee are Independent Trustees. Fergus Reid is a member of the Governance Committee for Active Assets Government Securities Trust. The members of the Governance Committee for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust are Kathleen A. Dennis, Michael F. Klein and Fergus Reid. The Chairperson of the Governance Committee is Fergus Reid.

The Funds do not have a separate nominating committee. While the Funds' Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Boards of Trustees of the Funds believe that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, the Independent Trustees for Active Assets Government Securities Trust (Michael Bozic, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) and the Independent Trustees for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participate in the election and nomination of candidates for election as Independent Trustees for the Funds. Persons recommended by the Funds' Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Funds, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of each Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Funds' Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Funds and the Board. The Compliance and Insurance Committee of Active Assets Government Securities Trust consists of Michael Bozic, James F. Higgins and Manuel H. Johnson. With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of each Fund. The Investment Committee also recommends to the Board to approve or renew the Funds' Investment Advisory and Administration Agreements. All members of each Fund's Board serve on the Investment Committee. The Chairperson of the Investment Committee is Manuel H. Johnson.

With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Investment Committee has three Sub-Committees, each with its own

Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

During each Fund's fiscal year ended June 30, 2009, the Board of Trustees held the following meetings:

Board of Trustees	11
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	4
Investment Committee	5
Equity Sub-Committee	6
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5

Experience, Qualifications and Attributes

The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee, and as a director for the Armed Services YMCA of the USA. Mr. Bowman also serves as a member of BP America-External Advisory Council and the National Academy of Engineers. Mr. Bowman is a retired admiral in the U.S. Navy, where he served as Director of the Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy. Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy. In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officer de l'Orde National du Mérite from the French Government, and is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears, Roebuck & Co., where he also served as Chief Financial Officer of the Merchandise Group, and with over 15 years of experience as a Director or Trustee of the certain other funds in the Fund Complex, Mr. Bozic has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Trustee or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Trustee of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for nearly 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for fourteen years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a director of Electro Rent Corporation and The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director of Aetos Capital, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his almost 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee and Chairman of the Morgan Stanley Funds. Mr. Nugent also has experience as a General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his service as a director of iShares Inc. and other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his positions as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a trustee and director of certain investment companies in the JPMorgan Funds complex and as a Director or Trustee of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also serves on the boards of other companies in the financial services industry, including AXA Financial, Inc. and The Equitable Life Assurance Society of the United States.

The Trustees' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

Trustee and Officer Indemnification. Each Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, each Fund's Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of each Fund.

Shareholder Communications.  Shareholders may send communications to the Funds' Board of Trustees. Shareholders should send communications intended for the Funds' Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Funds' office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Funds not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. Compensation

Each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

Each of the Funds also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Funds who are employed by the Investment Adviser receive no compensation or expense reimbursement from the Funds for their services as Trustee.

Effective April 1, 2004, each of the Funds began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to the Funds' Trustees from each of the Funds for the fiscal year ended June 30, 2010 and the aggregate compensation payable to each of the Funds' Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2009.

Compensation(1)

Name of Independent Trustee	Aggregate Compensation from Active Assets Money Trust(2)	Aggregate Compensation from Active Assets Tax-Free Trust(2)	Aggregate Compensation from Active Assets California Tax-Free Trust(2)	Aggregate Compensation from Active Assets Government Securities Trust†(2)	Total compensation from the Fund Complex(3)
Frank L. Bowman†	$5,123	$14,860	$3,818	N/A	$215,000
Michael Bozic	5,401	15,667	4,025	$404	230,000
Kathleen A. Dennis†	5,123	14,860	3,818	N/A	215,000
Manuel H. Johnson	6,105	17,710	4,550	457	260,000
Joseph J. Kearns(2)	6,457	18,731	4,812	483	300,000
Michael F. Klein†	5,123	14,860	3,818	N/A	215,000
Michael E. Nugent	9,393	27,245	6,999	703	400,000
W. Allen Reed(2)†	5,126	14,869	3,820	N/A	215,000
Fergus Reid	5,401	15,667	4,025	404	255,000
Name of Interested Trustee
James F. Higgins†	4,697	13,624	3,500	351	200,000

(1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)  The amounts shown in these columns represent the aggregate compensation before deferral with respect to each Fund's fiscal year. The following Trustees deferred compensation from each Fund during the fiscal year ended June 30, 2010: Active Assets Money Trust: Mr. Kearns, $1,780; Mr. Reed, $5,126; Active Assets Tax-Free Trust: Mr. Kearns, $5,147; Mr. Reed, $14,869; Active Assets California Tax-Free Trust: Mr. Kearns, $1,308; Mr. Reed, $3,820; Active Assets Government Securities Trust: Mr. Kearns, $130.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2009 before deferral by the Trustees under the DC Plan. As of December 31, 2009, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plan was $338,252, $252,125 and $567,450, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

†  Messrs. Bowman, Higgins, Klein, Reed and Ms. Dennis do not serve on the Board of Active Assets Government Securities Trust.

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), including each of the Funds, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each of the Funds for the fiscal year ended June 30, 2010 and by the Adopting Funds for the calendar year ended December 31, 2009, and the estimated retirement benefits for the Independent Trustees, from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Active Assets Money Trust

	Retirement benefits accrued as fund expenses			Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund		By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$666		$42,107	$967	$43,940
Manuel H. Johnson	529		30,210	1,420	64,338
Michael E. Nugent	(61	)(2)	7,330	1,269	57,539

Active Assets Tax-Free Trust

	Retirement benefits accrued as fund expenses			Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund		By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$666		$42,107	$967	$43,940
Manuel H. Johnson	529		30,210	1,420	64,338
Michael E. Nugent	(61	)(2)	7,330	1,269	57,539

Active Assets California Tax-Free Trust

	Retirement benefits accrued as fund expenses			Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund		By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$666		$42,107	$967	$43,940
Manuel H. Johnson	554		30,210	1,420	64,338
Michael E. Nugent	(52	)(2)	7,330	1,269	57,539

Active Assets Government Securities Trust

	Retirement benefits accrued as fund expenses			Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund		By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$666		$42,107	$967	$43,940
Manuel H. Johnson	529		30,210	1,420	64,338
Michael E. Nugent	(61	)(2)	7,330	1,269	57,539

(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

(2) The retirement expense is negative due to the fact that the expense has been over accrued.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following owned beneficially or of record 5% or more of the outstanding shares of each of Active Assets Money Trust, Active Assets Tax Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust as of October 1, 2010: Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311 — 100.00%.The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

As of the date of this SAI, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of each Fund's shares of beneficial interest outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. Investment Adviser and Administrator

The Investment Adviser to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 522 Fifth Avenue, New York, New York 10036. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

Pursuant to an Amended and Restated Investment Advisory Agreement (the "Investment Advisory Agreement") with the Investment Adviser, each Fund has retained the Investment Adviser to manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Adviser monthly compensation calculated daily by applying the following annual rates to the average daily net assets of the Fund determined as of the close of each business day.

With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $500 million;

•  0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

•  0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

•  0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

•  0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and

•  0.20% of the daily net assets exceeding $3 billion.

With respect to Active Assets Money Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $250 million;

•  0.375% of the daily net assets exceeding $250 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1.25 billion;

•  0.30% of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion;

•  0.25% of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion;

•  0.225% of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion;

•  0.20% of the daily net assets exceeding $2.75 billion but not exceeding $15 billion;

•  0.199% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;

•  0.198% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;

•  0.197% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and

•  0.196% of the daily net assets exceeding $30 billion.

With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $500 million;

•  0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

•  0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

•  0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

•  0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

•  0.20% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and

•  0.199% of the daily net assets exceeding $15 billion.

Administration services are provided to the Funds by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to separate administration agreements ("Administration Agreements") entered into by each Fund with the Administrator. The Funds pay the Administrator monthly compensation of 0.05% of daily net assets.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Money Trust accrued to the Investment Adviser total compensation under its Investment Advisory Agreement in the amounts of $15,672,184, $9,400,565 and $7,170,135, respectively.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Tax-Free Trust accrued to the Investment Adviser total compensation under its Investment Advisory Agreement in the amounts of $20,830,710, $22,373,987 and $16,001,226, respectively. For the fiscal years ended June 30, 2008, 2009 and 2010, advisory fees paid were reduced by $91,042, $811,574 and $8,961, respectively, relating to the Fund's short-term cash investments in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets California Tax-Free Trust accrued to the Investment Adviser total compensation under its Investment Advisory Agreement in the amounts of $8,267,821, $8,349,909 and $5,896,013, respectively. For the fiscal years ended June 30, 2008, 2009 and 2010, advisory fees paid were reduced by $36,420, $169,422 and $1,166, respectively, relating to the Fund's short-term cash investments in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Government Securities Trust accrued to the Investment Adviser total compensation under its Investment Advisory Agreement in the amounts of $2,172,475, $1,402,891 and $734,022, respectively.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Money Trust accrued to the Administrator total compensation under its Administration Agreement in the amounts of $3,181,659, $1,619,369 and $1,098,844, respectively.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Tax-Free Trust accrued to the Administrator total compensation under its Administration Agreement in the amounts of $4,392,951, $4,780,997 and $3,187,807, respectively.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets California Tax-Free Trust accrued to the Administrator total compensation under its Administration Agreement in the amounts of $1,295,106, $1,312,824 and $822,347, respectively.

For the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Government Securities Trust accrued to the Administrator total compensation under its Administration Agreement in the amounts of $242,327, $155,877 and $81,558, respectively.

B. Principal Underwriter

Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley Smith Barney and Morgan Stanley & Co., which, through their own sales organizations sell shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. Services Provided by the Investment Adviser and Administrator

The Investment Adviser manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objectives.

Under the terms of each Administration Agreement, the Administrator maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as each Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

Expenses not expressly assumed by the Investment Adviser under each Investment Advisory Agreement or by the Administrator under each Administration Agreement or by the Distributor will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of each Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Funds' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of the Funds' independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

Each Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

Each Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to each Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by each Fund or its investors. Each Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. Rule 12b-1 Plan

In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each Plan: (1) compensation to and expenses of Morgan Stanley Smith Barney and other selected broker-dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

Morgan Stanley Smith Barney Financial Advisors are paid an annual residual commission, currently a residual of up to 0.15% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley Smith Barney to its Financial Advisors and Morgan Stanley Smith Barney expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley Smith Barney branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

Each Fund may to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Adviser provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.

For the fiscal year ended June 30, 2010, Active Assets Money Trust reimbursed $2,197,688 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Money Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising — $0; (ii) printing and mailing of prospectuses to other than current shareholders — $0; (iii) compensation to underwriters — $0; (iv) compensation to dealers — $0; (v) compensation to sales personnel — $0; (vi) and other, which includes payments to Morgan Stanley Smith Barney for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses — $2,197,688. No payments under the Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2010, Active Assets Tax-Free Trust reimbursed $6,375,614 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Tax-Free Trust to the distributor for distribution was spent in approximately the following ways: (i) advertising — $0; (ii) printing and mailing of prospectuses to other than current shareholders — $0; (iii) compensation to underwriters — $0; (iv) compensation to dealers — $0; (v) compensation to sales personnel — $0; and (vi) other, which includes payments to Morgan Stanley Smith Barney for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses — $6,375,614. No payments under the Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2010, Active Assets California Tax-Free Trust reimbursed $1,644,694 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets California Tax-Free Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising —$0; (ii) printing and mailing of prospectuses to other than current shareholders — $0; (iii) compensation to underwriters — $0; (iv) compensation to dealers — $0; (v) compensation to sales personnel — $0; and (vi) other, which includes payments to Morgan Stanley Smith Barney for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses — $1,644,694. No payments under the Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2010, Active Assets Government Securities Trust reimbursed $163,116 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by Active Assets Government Securities Trust to the Distributor for distribution was spent in approximately the following ways: (i) advertising — $0; (ii) printing and mailing of prospectuses to other than current shareholders — $0; (iii) compensation to underwriters — $0; (iv) compensation to dealers — $0; (v) compensation to sales personnel — $0; and (vi) other, which includes payments to Morgan Stanley Smith Barney for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses — $163,116. No payments under the Plan were made for interest, carrying or other financing charges.

Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley & Co., Morgan Stanley Smith Barney, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the last continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley Smith Barney, branch offices made possible by the 12b-1 fees and Morgan Stanley Smith Barney, could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. Other Service Providers

(1) Transfer Agent/Dividend Disbursing Agent

Morgan Stanley Services Company Inc. is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) Custodian and Independent Registered Public Accounting Firm

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, is the Custodian of each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $250,000 (a temporary increase from $100,000, which is due to expire on December 31, 2013) are unprotected by federal deposit insurance. These balances may, at times, be substantial.

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of each Fund. The Funds' independent registered public accounting firm is responsible for auditing the annual financial statements.

(3) Affiliated Persons

The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. Pursuant to a Transfer Agency and Service Agreement, as consideration for the services it provides, the Transfer Agent receives certain fees from each Fund, which are approved by the Trustees, generally based on the number of shareholder accounts and is reimbursed for its out-of-pocket expenses in connection with such services. Each Fund and the Transfer Agent may enter into agreements with unaffiliated third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Fund. In such instances, a Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by the Transfer Agent.

F. Codes of Ethics

The Funds, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

G. Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates ("MSIM").

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as each Fund's most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/im. Each Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

H. Revenue Sharing

The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Funds, to Morgan Stanley Smith Barney in connection with the sale, distribution, marketing and retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley Smith Barney for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by Morgan Stanley Smith Barney, granting the Distributor access to Morgan Stanley Smith Barney's financial advisors and consultants, providing assistance in the ongoing education and training of Morgan Stanley Smith Barney's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Morgan Stanley Funds), amount of assets invested by Morgan Stanley Smith Barney's customers (which could include current or aged assets of the Funds and/or some or all other Morgan Stanley Funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor.

These payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  On Fund shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.18% of the total average monthly net asset value of such shares.

(2)  On any shares held in an account through certain 401(k) platforms in the Morgan Stanley channel of Morgan Stanley Smith Barney's Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley Smith Barney may provide Morgan Stanley Smith Barney, and/or its financial advisors or other salespersons, with an incentive to favor sales of shares of the Funds over other investment options with respect to which Morgan Stanley Smith Barney does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund or the amount a Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney as to its compensation.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. Brokerage Transactions

Subject to the general supervision of the Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the OTC market. Securities are generally traded in the OTC market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

During the fiscal years ended June 30, 2008, 2009 and 2010, the Funds paid no such brokerage commissions or concessions.

B. Commissions

Pursuant to an order issued by the SEC, each Fund is permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the Fund's Investment Adviser.

During the fiscal years ended June 30, 2008, 2009 and 2010, Active Assets Government Securities Trust did not effect any principal transactions with Morgan Stanley & Co.

During the fiscal years ended June 30, 2008 and 2009, the Active Assets Money Trust, the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust did not effect any principal transactions with Morgan Stanley & Co. During the fiscal year ended June 30, 2010, the Active Assets Money Trust, the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust effected principal transactions with Morgan Stanley & Co.

Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the investment advisory fee they pay to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

During the fiscal years ended June 30, 2008, 2009 and 2010, the Funds paid no brokerage commissions to an affiliated broker or dealer.

C. Brokerage Selection

The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of investment companies for which it acts as Investment Adviser.

In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those broker-dealers that the Investment Adviser believes provide prompt execution of orders in an effecitve manner at the most favorable prices. The Investment Adviser may place portfolio transactions with those broker-dealers that also furnish research and other services to the Funds or the Investment Adviser.

The information and services received by the Investment Adviser from broker-dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly or at all. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Adviser and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Adviser by any amount that may be attributable to the value of such services.

The Investment Adviser and certain of its affiliates, currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Funds) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective Fund's investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. Directed Brokerage

During the fiscal year ended June 30, 2010, the Funds did not pay any brokerage commissions to brokers because of research services provided.

E. Regular Broker-Dealers

During the fiscal year ended June 30, 2010, Active Assets Money Trust purchased securities issued by Banc of America NA, Barclays Bank PLC-NY, BNP Paribas, Deutsche Bank Fin LLC, JP Morgan Chase and Co., Rabobank Nederland, Caylon North America Inc., Royal Bank of Scotland PLC and Intesa San Paolo SPA, which issuers were among the ten brokers or ten dealers which executed transactions for or with Active Assets Money Trust in the largest dollar amounts during the period. At June 30, 2010, Active Assets Money Trust held securities issued by Barclays Bank PLC-NY, BNP Paribas and Royal Bank of Scotland PLC with market values of $98,000,000, $91,000,000 and $95,000,000, respectively.

During the fiscal year ended June 30, 2010, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Funds in the largest dollar amounts during the period. At June 30, 2010, the Funds did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES

The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. Purchase/Redemption of Shares

Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' Prospectus.

Suspension of Redemptions. Redemptions are not made on days during which the NYSE is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) the SEC determines trading on the NYSE is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

Transfer Agent as Agent. With respect to the redemption of the Funds' shares, the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds are not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. Offering Price

The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.

Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) an Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) in addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

As permitted by the Rule, the Trustees have delegated to the Funds' Investment Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by an NRSRO, or that have been determined to be of comparable quality: (i) no more than 3% in the aggregate of each Fund's total assets in all such securities, (ii) no more than 0.5% of total assets in the securities of any one issuer and (iii) the remaining maturity of any such securities must be 45 days or less.

The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 60 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 60 days or less as soon as is reasonably practicable.

In the unlikely event that a Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act.

If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

Active Assets Money Trust and Active Assets Government Securities Trust will generally pay ordinary dividends. Active Assets Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. Active Assets California Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund will also make distributions of short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of a Fund will affect the amount, timing and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Funds and shareholders of the Funds and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

Investment Company Taxation. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. If the Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained income or gains.

Gains or losses on sales of securities by a Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by a Fund when a Fund invests in options and futures transactions. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Fund.

In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

Under certain tax rules, the Active Assets Money Trust and the Active Assets Government Securities Trust may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Funds may realize gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

All or a portion of any of Active Assets Tax-Free Trust's and Active Assets California Tax-Free Trust's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust could be affected. In that event, the Funds would re-evaluate their investment objective and policies. Shareholders are urged to consult their own tax professionals regarding specific proposals or challenges to the federal, state or local tax treatment of municipal securities.

Taxation of Dividends and Distributions. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to invest a portion of their assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income. However, the alternative minimum tax consequences discussed in this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

Shareholders normally will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such payments in additional shares or cash. Short-term capital gain distributions are taxed at ordinary income rates.

Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% in 2011, and all taxable dividends will be taxed at ordinary income rates.

Shareholders are generally taxed on any income dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid to shareholders of record of such month in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Fund of any taxable interest income and short-term capital gains. However, withholding tax generally will not apply to any income realized by a non-U.S. shareholder in respect of any distributions of exempt-interest dividends. For taxable years of the Funds beginning before January 1, 2010 (or a later date if extended by the U.S. Congress), the Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Fund may withhold these amounts regardless of the fact that it is not required to do so. Any amounts withheld from payments made to a shareholder may be refunded or credited against the shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and, for shareholders of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, the portion treated as tax-exempt dividends and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

Purchases and Redemptions of the Funds' Shares. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2011. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.

Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Other Considerations. Interest on indebtedness incurred by shareholders to purchase or carry shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

California State Tax. To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local government obligations or in U.S. government obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations that would be exempt from California tax if held by an individual and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because, unlike federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. In general, the maximum federal capital gains rate for individuals is currently 15% with respect to capital assets held more than one year and is scheduled to increase to 20% after 2010. In addition, unlike under federal law, the shareholders of the Fund will not be subject to California personal income tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise tax for corporate shareholders. In addition, distributions from investment income and capital gains may be subject to state taxes in states other than California, and to local taxes.

X. UNDERWRITERS

Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA

Active Assets Money Trust's current yield for the seven days ended June 30, 2010 was 0.01%. The seven day effective annual yield on June 30, 2010 was 0.01%, assuming daily compounding.

Active Assets Tax-Free Trust's current yield for the seven days ended June 30, 2010 was 0.01%. The seven day effective annual yield on June 30, 2010 was 0.01%, assuming daily compounding. Based upon a federal personal income tax bracket of 35.00% Active Assets Tax-Free Trust's tax-equivalent yield for the seven days ended June 30, 2010 was 0.02%.

Active Assets California Tax-Free Trust's current yield for the seven days ended June 30, 2010 was 0.01%. The seven day effective annual yield on June 30, 2010 was 0.01%, assuming daily compounding. Based upon a combined federal and California personal income tax bracket of 41.05% Active Assets California Tax-Free Trust's tax-equivalent yield for the seven days ended June 30, 2010 was 0.02%.

Active Assets Government Securities Trust's current yield for the seven days ended June 30, 2010 was 0.01%. The seven day effective annual yield on June 30, 2010 was 0.01%, assuming daily compounding.

XII. FINANCIAL STATEMENTS

The Funds' audited financial statements for the fiscal year ended June 30, 2010, including notes thereto, and the reports of Deloitte & Touche LLP, are herein incorporated by reference from the Funds' Annual Reports to Shareholders. Copies of the Funds' Annual Reports to Shareholders must accompany the delivery of this SAI.

XIII. FUND COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Funds' legal counsel.

*****

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Funds have filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies ("MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services — ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by

NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

  i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

  ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/remuneration, nominating/governance or audit committee.

d.  We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.  We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate "say-on-pay" advisory vote on pay.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.   Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory Auditor Boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues.

Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds.

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Revised September 30, 2010

ACTIVE ASSETS TAX-FREE TRUST

PART C

OTHER INFORMATION

ITEM 28. Exhibits

(a)(1).

Declaration of Trust of the Registrant, dated March 27, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

(2).

Amendment dated May 21, 1994 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

(3).

Amendment dated December 17, 1984 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

(b).

Amended and Restated By-Laws of the Registrant, dated February 27, 2008, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on October 28, 2008.

(c).	Not Applicable.

(d).

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Advisors Inc., dated November 1, 2004 as supplemented as of April 24, 2008, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(e)(1).

Amended and Restated Distribution Agreement, dated May 31, 1997, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

(2).

Selected Dealer Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc. is incorporated herein by reference to Exhibit e(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Morgan Stanley Fundamental Value Fund, filed on January 25, 2006.

(f).

Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

(g)(1).

Custodian Contract between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit(g)(1) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(2).

Data Access Services Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(h)(1).

Transfer Agency and Service Agreement, dated June 1, 2010, between the Registrant and Morgan Stanley Services Company Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(2)

Amendment, effective June 1, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(3).

Administration Agreement, dated November 1, 2004 and supplemented as of April 24, 2008, between the Registrant and Morgan Stanley Services Company Inc. is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(i)(1).	Opinion of Clifford Chance US LLP is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

(2).	Consent of Dechert LLP, filed herein.

(3).

Opinion of Dechert LLP, Massachusetts Counsel, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

(j).	Consent of Independent Registered Public Accounting Firm, filed herein.

(k).	Not Applicable.

(l).	Not Applicable.

(m).

Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit l5 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

(n).	Not Applicable.

(o).	Not Applicable.

(p)(1).

Code of Ethics of Morgan Stanley Investment Management, dated May 12, 2008, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc., filed on August 31, 2010.

(2).

Code of Ethics of Morgan Stanley Funds is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q).

Powers of Attorney of Trustees, dated September 29, 2010, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of Morgan Institutional Fund, Inc., filed on October 8, 2010.

ITEM 29. Persons Controlled by or Under Common Control with the Fund.

None

ITEM 30. Indemnification.

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant’s Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

Pursuant to Section 7 of the Registrant’s Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the Securities Act of 1933 (the “Act”), or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.  Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940 (“Investment Company Act”), so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Adviser, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the

Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31. Business and Other Connections of Investment Adviser

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. (“Morgan Stanley Investment Advisors”). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Advisors serve as directors, officers or employees:

Morgan Stanley Distributors Inc.

Morgan Stanley Investment Advisors

Morgan Stanley Investment Management Inc.

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, New York 10036

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899

Morgan Stanley Services Company Inc.

Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

Listed below are the officers and Directors of Morgan Stanley Investment Advisors:

Name and Position with Morgan Stanley Investment Advisors	Other Substantial Business, Profession, or Vocation

Gregory J. Fleming Managing Director and President	Managing Director and President of Morgan Stanley Investment Management Inc.; President of MSAM Holdings II, Inc.

Edmond Moriarty Managing Director and Director

Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distributors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distribution, Inc.; Director of MSAM Holdings II, Inc.

Arthur Lev Managing Director and Secretary

Managing Director and Secretary of Morgan Stanley Distributors Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of MSAM Holdings II, Inc.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of the Retail Funds and Institutional Funds; Executive Director and Chief Compliance Officer of Morgan Stanley Investment Management Inc.

Name and Position with Morgan Stanley Investment Advisors	Other Substantial Business, Profession, or Vocation

Paul Julius Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Management Inc., Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Chief Financial Officer and Director of MSAM Holdings II, Inc.

Sara Furber Managing Director and Director

President and Principal Executive Officer of the Morgan Stanley Equity and Fixed Income Funds; Managing Director and Director of Morgan Stanley Investment Management Inc.; Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Director of MSAM Holdings II, Inc.

James Janover Managing Director and Director	Managing Director and Director of Morgan Stanley Investment Management Inc., Director of MSAM Holdings II, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Investment Adviser’s current Form ADV (File No. 801-42061) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)        Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)               Active Assets California Tax-Free Trust

(2)               Active Assets Government Securities Trust

(3)               Active Assets Institutional Government Securities Trust

(4)               Active Assets Institutional Money Trust

(5)               Active Assets Money Trust

(6)               Active Assets Tax-Free Trust

(7)               Morgan Stanley California Tax-Free Daily Income Trust

(8)               Morgan Stanley Capital Opportunities Trust

(9)               Morgan Stanley European Equity Fund Inc.

(10)         Morgan Stanley Flexible Income Trust

(11)         Morgan Stanley Focus Growth Fund

(12)         Morgan Stanley Global Infrastructure Fund

(13)         Morgan Stanley Global Strategist Fund

(14)         Morgan Stanley International Fund

(15)         Morgan Stanley International Value Equity Fund

(16)         Morgan Stanley Limited Duration U.S. Government Trust

(17)         Morgan Stanley Liquid Asset Fund Inc.

(18)         Morgan Stanley Mid Cap Growth Fund

(19)         Morgan Stanley Mortgage Securities Trust

(20)         Morgan Stanley New York Municipal Money Market Trust

(21)         Morgan Stanley Real Estate Fund

(22)         Morgan Stanley Select Dimensions Investment Series

(23)         Morgan Stanley Special Growth Fund

(24)         Morgan Stanley Tax-Free Daily Income Trust

(25)         Morgan Stanley U.S. Government Money Market Trust

(26)         Morgan Stanley U.S. Government Securities Trust

(27)         Morgan Stanley Variable Investment Series

(b)        The following information is given regarding directors and officers of Morgan Stanley Distributors. The principal address of Morgan Stanley Distributors is 522 Fifth Avenue, New York, New York 10036.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Lisa Jones	President and Director	None

Sara Furber	Director	President and Principal Executive Officer

Edmond Moriarty	Director	None

Paul Julius	Chief Financial Officer and Treasurer	None

Arthur Lev	Secretary	None

Keraya Jefferson	Chief Compliance Officer	None

Gina Gallagher	Chief Anti-Money Laundering Officer	None

Joseph D’Auria	Financial and Operations Principal	None

(c)        Not applicable.

ITEM 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

(records relating to its function as custodian)

Morgan Stanley Investment Advisors Inc.

522 Fifth Avenue

New York, New York 10036

(records relating to its function as investment adviser)

Morgan Stanley Services Company Inc.

Harborside Financial Center, Plaza Two

2nd Floor

Jersey City, New Jersey 07311

(records relating to its function as transfer agent and

dividend disbursing agent)

Morgan Stanley Services Company Inc.

Harborside Financial Center, Plaza Two

7th Floor

Jersey City, New Jersey 07311

(records relating to its function as administrator)

ITEM 34. Management Services

Registrant is not a party to any such management-related service contract.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of October 2010.

ACTIVE ASSETS TAX-FREE TRUST

By:	/s/ Kevin Klingert
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal
Executive Officer

By:	/s/ KEVIN KLINGERT
	Kevin Klingert		October 28, 2009

(2) Principal Financial Officer		Principal Financial Officer

By:	/s/ FRANCIS J. SMITH
	Francis J. Smith		October 28, 2009

(3) Majority of the Trustees

James F. Higgins

By:	/s/ STEFANIE V. CHANG YU
Stefanie V. Chang Yu
	Attorney-in-Fact		October 28, 2009

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ CARL FRISCHLING
Carl Frischling
	Attorney-in-Fact		October 28, 2009

3

ACTIVE ASSETS TAX-FREE TRUST

Exhibit Index

(i)(2)	Consent of Dechert LLP.
(j)	Consent of Independent Registered Public Accounting Firm.